UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-06640)
American Strategic Income Portfolio Inc. II
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/11
Date of reporting period: 11/30/10

Item 1. Schedule of Investments.
Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)

	DATE			FAIR
DESCRIPTION	ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)

Whole Loans ∞ p — 82.3%
Commercial Loans — 45.7%
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 b	6/23/04	$6,127,893	$6,127,893	$6,189,172
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11 b	8/18/06	1,439,481	1,439,481	1,453,875
American Mini-Storage, Memphis, TN, 6.80%, 12/1/10 b ¶	11/5/07	3,034,024	3,034,024	2,613,912
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17 b	3/31/97	1,084,563	1,084,563	1,138,791
Hickman Road, Clive, IA, 6.78%, 1/1/13 b ¶	12/3/07	5,500,000	5,500,000	5,610,000
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 b	9/17/03	1,437,126	1,437,126	1,508,983
Office City Plaza, Houston, TX, 6.43%, 6/1/12 b	5/25/07	5,389,406	5,402,060	5,497,194
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11 b	1/4/06	11,854,598	11,854,598	11,854,598
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 b	3/30/06	1,411,937	1,411,937	1,411,937
Perkins — Blaine, Blaine, MN, 6.63%, 1/1/17 b	12/13/06	1,773,465	1,773,465	1,862,138
Raveneaux Country Club, Spring, TX, 7.93%, 1/1/10 ¶ ◆ §	12/19/05	8,800,000	8,800,000	7,693,400
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 b	6/28/02	2,337,288	2,337,288	2,360,661
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17 b	3/30/07	6,948,647	6,948,647	7,296,080
Signal Butte, Mesa, AZ, 4.93%, 7/1/17 b ¶	6/20/07	15,000,000	15,000,000	7,845,000
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 b ¶	1/19/07	12,000,000	12,000,000	12,159,492
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14 b	2/15/07	1,249,477	1,249,477	1,311,951
			85,400,559	77,807,184

Multifamily Loans — 36.5%
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12 b ¶ ◆	7/20/07	7,875,000	7,875,000	7,952,333
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 b	6/5/03	3,765,458	3,765,458	3,809,947
Lake Point Terrace Apartments I, Madison, WI, 5.90%, 6/1/15	7/1/10	4,400,000	4,400,000	4,400,000
Lake Point Terrace Apartments II, Madison, WI, 9.88%, 6/1/15	7/1/10	550,000	550,000	550,000
Meadows Point, College Station, TX, 7.93%, 2/1/13 ¶ R	1/24/08	5,400,000	5,400,000	4,851,220
RP-Plaza Development Lot 11, Oxnard, CA, 6.90%, 3/1/12 ¶	2/23/05	2,500,000	2,500,000	2,500,000
RP-Plaza Development Lot 16, Oxnard, CA, 6.90%, 3/1/12 ¶	3/1/10	2,500,000	2,500,000	2,500,000
Sapphire Skies I, Cle Elum, WA, 4.93%, 7/1/13 ¶	12/23/05	8,805,908	8,805,908	7,690,992
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/13 R S	3/20/09	3,200,000	3,200,000	542,173
Sapphire Skies III, Cle Elum, WA, 4.90%, 7/1/13	7/13/10	3,000,000	3,000,000	2,356,497
Summit Chase Apartments I, Coral Springs, FL, 6.43%, 4/1/12 b ¶	7/7/05	9,500,000	9,500,000	9,276,712
Summit Chase Apartments II, Coral Springs, FL, 9.90%, 4/1/12 ¶ R S	7/7/05	6,150,000	6,150,000	3,179,433
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¶ ◆ §	4/17/07	8,800,000	8,800,000	4,602,400
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 ¶ § R S	4/17/07	2,298,600	2,298,600	1,095,798
Trinity Oaks Apartments I, Dallas, TX, 6.53%, 4/1/09 ¶ ◆ §	3/30/06	7,000,000	7,000,000	3,661,000
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 ¶ § R S	3/30/06	1,690,000	1,690,000	453,773
Vista Bonita Apartments, Denton, TX, 7.15%, 6/1/13	3/4/05	2,653,006	2,653,006	2,706,066
			80,087,972	62,128,344

Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 11.54%, 10/10/16	12/18/92	46,543	46,925	47,938
PHH U.S. Mortgage, 2 loans, California & Delaware, 6.70%, 3/15/20	12/30/92	144,849	140,954	149,195
			187,879	197,133

Total Whole Loans			165,676,410	140,132,661

Corporate Notes ¥ ¶ — 12.8%
Fixed Rate — 12.8%
Sarofim South and Bland, 6.90%, 1/1/11	12/21/07	8,511,612	8,511,612	8,511,612
Stratus Properties II, 8.75%, 12/31/11	6/14/01	5,000,000	5,000,000	5,000,000
Stratus Properties III, 8.75%, 12/31/13	12/12/06	8,000,000	8,000,000	8,240,000

Total Corporate Notes			21,511,612	21,751,612
FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)

	PAR/		FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
U.S. Government Agency Mortgage-Backed Securities a — 11.1%
Fixed Rate — 11.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	$1,508,872	$1,535,746	$1,637,629
9.00%, 7/1/30, #C40149	102,170	104,297	116,718
5.00%, 5/1/39, #G05430	2,954,309	3,030,256	3,125,342
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	92,275	92,540	100,886
5.50%, 6/1/17, #648508	154,147	154,577	167,855
5.00%, 9/1/17, #254486	224,407	224,744	241,067
5.00%, 11/1/17, #657356	420,425	421,696	451,636
6.50%, 6/1/29, #252497	607,848	604,661	686,937
7.50%, 5/1/30, #535289	81,640	79,492	93,874
8.00%, 5/1/30, #538266	25,911	25,655	30,557
8.00%, 6/1/30, #253347	99,452	98,465	117,281
5.00%, 11/1/33, #725027	7,335,468	7,494,226	7,816,302
5.00%, 7/1/39, #935588	4,090,208	4,174,387	4,340,424

Total U.S. Government Agency Mortgage-Backed Securities		18,040,742	18,926,508

Commercial Mortgage-Backed Securities ¶ ∆ — 18.5%
Other — 18.5%
Banc of America Commercial Mortgage, 5.00%, 7/10/45, Series 2005-4, Class A5B a	8,060,000	5,231,336	8,019,849
Bear Stearns Commercial Mortgage Securities, 5.47%, 1/12/45, Series 2007-T26, Class A4 a	10,000,000	8,482,467	10,790,036
Citigroup Commercial Mortgage Trust,
5.88%, 12/10/49, Series 2007-C6, Class A4 b	3,625,000	2,974,765	3,845,601
6.29%, 12/10/49, Series 2008-C7, Class A4	2,400,000	2,052,714	2,578,440
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.89%, 11/15/44, Series 2007-CD5, Class A4 b	5,950,000	5,443,931	6,368,446

Total Commercial Mortgage-Backed Securities		24,185,213	31,602,372

Preferred Stocks — 18.3%
Real Estate Investment Trusts — 18.3%
AMB Property, Series L	57,100	1,100,225	1,332,714
AMB Property, Series M	14,360	367,561	344,640
AMB Property, Series O	13,459	336,475	335,398
BRE Properties, Series C	54,000	1,072,980	1,333,260
BRE Properties, Series D	7,450	148,032	182,823
Developers Diversified Realty, Series H	6,600	135,300	157,080
Developers Diversified Realty, Series I	6,050	126,143	146,410
Duke Realty, Series L	74,260	1,529,361	1,702,039
Duke Realty, Series M	83,200	1,704,000	2,044,224
Equity Residential Properties, Series N b	118,000	2,244,300	2,933,480
Kimco Realty, Series F b	137,700	3,241,375	3,351,618
Kimco Realty, Series G b	59,300	1,470,301	1,531,126
ProLogis Trust, Series F	26,120	630,278	619,566
ProLogis Trust, Series G	11,700	245,700	278,577
PS Business Parks, Series H b	37,600	752,000	934,360
PS Business Parks, Series I b	13,200	259,644	322,740
PS Business Parks, Series M b	37,600	774,560	938,120
PS Business Parks, Series O	100,000	2,415,000	2,517,000
PS Business Parks, Series P b	11,650	223,330	283,678
Public Storage, Series A b	40,000	977,346	989,200
Public Storage, Series E b	13,200	264,000	330,528
FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)

			FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
Public Storage, Series F	38,000	$900,600	$941,260
Public Storage, Series I b	37,600	817,800	962,936
Public Storage, Series K b	24,850	540,487	636,409
Public Storage, Series W	38,000	906,300	942,400
Realty Income, Series D b	90,000	2,281,500	2,268,900
Realty Income, Series E b	37,600	812,160	929,096
Regency Centers, Series C b	37,600	812,912	934,360
Regency Centers, Series E b	39,200	791,840	947,072

Total Preferred Stocks		27,881,510	31,171,014

Total Unaffiliated Investments		257,295,487	243,584,167

Short-Term Investment — 0.8%
First American Prime Obligations Fund, Class Z, 0.09% x	1,441,862	1,441,862	1,441,862

Total Investments ▲ — 143.8%		$258,737,349	$245,026,029

Other Assets and Liabilities, Net — (43.8)%			(74,655,160)

Total Net Assets — 100.0%			$170,370,869

¶	The fund’s investments in whole loans (single family, multifamily, and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. USBAM has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.
FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by USBAM on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of November 30, 2010, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2010, the fair value of these securities was $161,884,273 or 95.0% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2010. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2010. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

b	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On November 30, 2010, securities valued at $117,213,278 were pledged as collateral for the following outstanding borrowings:

		Accrued
Amount	Rate*	Interest
$45,100,000	5.00%	$6,264
700,000	5.00%	97

$45,800,000		$6,361

*	Interest rate as of November 30, 2010. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.
Description of collateral:
Whole Loans
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11, $6,127,893 par
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11, $1,439,481 par
American Mini-Storage, Memphis, TN, 6.80%, 12/1/10, $3,034,024 par
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17, $1,084,563 par
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12, $7,875,000 par
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13, $3,765,458 par
Hickman Road, Clive, IA, 6.78%, 1/1/13, $5,500,000 par
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13, $1,437,126 par
Office City Plaza, Houston, TX, 6.43%, 6/1/12, $5,389,406 par
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11, $11,854,598 par
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11, $1,411,937 par
Perkins — Blaine, Blaine, MN, 6.63%, 1/1/17, $1,773,465 par
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12, $2,337,288 par
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17, $6,948,647 par
Signal Butte, Mesa, AZ, 4.93%, 7/1/17, $15,000,000 par
Station Square, Pompano Beach, FL, 6.33%, 2/1/14, $12,000,000 par
Summit Chase Apartments I, Coral Springs, FL, 6.43%, 4/1/12, $9,500,000 par
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14, $1,249,477 par
FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)
Commercial Mortgage-Backed Securities

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.88%, 12/10/49, $3,625,000 par

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44, $5,950,000 par

Preferred Stocks

Equity Residential Properties, Series N, 118,000 shares

Kimco Realty, Series F, 78,000 shares

Kimco Realty, Series G, 20,800 shares

PS Business Parks, Series H, 37,600 shares

PS Business Parks, Series I, 13,200 shares

PS Business Parks, Series M, 37,600 shares

PS Business Parks, Series P, 11,650 shares

Public Storage, Series A, 40,000 shares

Public Storage, Series E, 13,200 shares

Public Storage, Series I, 37,600 shares

Public Storage, Series K, 24,850 shares

Realty Income, Series D, 90,000 shares

Realty Income, Series E, 37,600 shares

Regency Centers, Series C, 37,600 shares

Regency Centers, Series E, 39,200 shares

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $45,100,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $12,900,000. Loans made under the loan agreement are secured by whole loans, commercial mortgage-backed securities, and preferred stocks in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2010.

◆	Loan is currently in default with regards to scheduled interest and/or principal payments.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

R	Participating Loan — A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2010, securities valued at $37,736,393 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$11,839,036	11/08/10	0.29%	12/08/10	$2,194	(1)
6,168,252	11/24/10	0.30%	12/27/10	360	(2)
6,371,000	10/14/10	1.29%	01/12/11	10,950	(3)
5,543,000	10/14/10	1.29%	01/12/11	9,527	(4)

$29,921,288				$23,031

*	Interest rate as of November 30, 2010. Rate is based on the LIBOR plus a spread and reset monthly.
Name of broker and description of collateral:
(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $235,761 par

Federal National Mortgage Association, 5.00%, 11/1/33, $7,335,468 par

Federal National Mortgage Association, 5.00%, 7/1/39, $4,090,208 par

(2)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,273,111 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $102,170 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $2,954,309 par

Federal National Mortgage Association, 6.00%, 10/1/16, $92,275 par

Federal National Mortgage Association, 5.50%, 6/1/17, $154,147 par

Federal National Mortgage Association, 5.00%, 9/1/17, $244,407 par

Federal National Mortgage Association, 5.00%, 11/1/17, $420,425 par
FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)
Federal National Mortgage Association, 6.50%, 6/1/29, $607,848 par

Federal National Mortgage Association, 7.50%, 5/1/30, $81,640 par

Federal National Mortgage Association, 8.00%, 5/1/30, $25,911 par

Federal National Mortgage Association, 8.00%, 6/1/30, $99,452 par

(3)	JP Morgan:

Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45, $8,060,000 par

(4)	JP Morgan:

Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45, $10,000,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

∆	Variable Rate Security — The rate shown is the net coupon rate in effect as of November 30, 2010.

x	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $258,737,349. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$13,152,211
Gross unrealized depreciation	(26,863,531)

Net unrealized depreciation	$(13,711,320)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments
Whole Loans	$—	$—	$140,132,661	$140,132,661
Corporate Notes	—	—	21,751,612	21,751,612
U.S. Government Agency Mortgage-Backed Securities	—	18,926,508	—	18,926,508
Commercial Mortgage-Backed Securities	—	31,602,372	—	31,602,372
Preferred Stocks	31,171,014	—	—	31,171,014
Short-Term Investment	1,441,862	—	—	1,441,862

Total Investments	$32,612,876	$50,528,880	$161,884,273	$245,026,029

FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio II (BSP)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole	Corporate	Total
	Loans	Notes	Fair Value
Balance as of August 31, 2010	$140,289,069	$21,751,612	$162,040,681
Realized gain (loss)	77	—	77
Net change in unrealized appreciation or depreciation	28,172	—	28,172
Net purchases (sales)	(184,657)	—	(184,657)

Balance as of November 30, 2010	$140,132,661	$21,751,612	$161,884,273

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2010	$28,172	$—	$28,172

During the period ended November 30, 2010, the funds recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.
FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
American Strategic Income Portfolio Inc. II

By:
/s/ Joseph M. Ulrey III Joseph M. Ulrey III
President
Date: January 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Joseph M. Ulrey III Joseph M. Ulrey III
President
Date: January 26, 2011

By:
/s/ Jill M. Stevenson Jill M. Stevenson
Treasurer
Date: January 26, 2011